Fees and Expenses - FPA New Income Fund	Jan. 27, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)		Institutional Class		Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None
Exchange Fee		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.50%		0.50%
Distribution (Rule 12b-1) fees		None		None
Other Expense		0.08%		0.28%
Shareholder Service fee	0.05%		0.25%
All other expenses	0.03%		0.03%
Total Annual Fund Operating Expenses		0.58%		0.78%
Expense Reimbursement[1]		(0.13)%		(0.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement[1]		0.45%		0.55%

1  The Fund's investment adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2026, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2026. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Shareholder Fees (fees paid directly from your investment)		Institutional Class		Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None
Exchange Fee		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.50%		0.50%
Distribution (Rule 12b-1) fees		None		None
Other Expense		0.08%		0.28%
Shareholder Service fee	0.05%		0.25%
All other expenses	0.03%		0.03%
Total Annual Fund Operating Expenses		0.58%		0.78%
Expense Reimbursement[1]		(0.13)%		(0.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement[1]		0.45%		0.55%

1  The Fund's investment adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2026, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2026. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the Fund's contractual expense reimbursement for the term of the expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$46	$173	$311	$714
Investor Class	$57	$227	$411	$945

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2024, the Fund's portfolio turnover rate was 63% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	63.00%